SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
SHAREHOLDERS' EQUITY [Abstract]
Authorized, Issued and Outstanding Common Shares Roll-Forward
Authorized, issued and outstanding common shares roll-forward is as follows:

	Authorized shares	Issued Shares	Outstanding Shares	Common Shares
Balance, December 31, 2013	250,000,000	16,666,666	16,666,666	167
Common Shares Issued	-	6,764,704	6,764,704	67
Balance, December 31, 2014	250,000,000	23,431,370	23,431,370	234
Common Shares Repurchased under Share Repurchase Program	-	-	(870,839)	-
Balance, December 31, 2015	250,000,000	23,431,370	22,560,531	234
Common Shares Repurchased under Share Repurchase Program	-	-	(301,935)	-
Common Shares Repurchased in Private Transaction	-	-	(1,571,749)	-
Balance, December 31, 2016	250,000,000	23,431,370	20,686,847	234